Going Concern (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 17, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 15, 2026	Dec. 10, 2025
Going Concern [Line Items]
Operating losses		$ (39,273)	$ (3,113)
Operating cash flows		(4,727)	582
Working capital deficits		(10,700)
Proceeds from convertible notes		2,937
Convertible Note [Member]
Going Concern [Line Items]
Principal amount		12,000				$ 80,000
Convertible Note [Member] | Subsequent Event [Member]
Going Concern [Line Items]
Aggregate principal amount					$ 37,500
Principal amount	$ 12,500
Proceeds from convertible notes	$ 11,500
EPFA [Member]
Going Concern [Line Items]
Potential access		97,900
Convertible Note Facility [Member]
Going Concern [Line Items]
Potential access		$ 68,000
Minimum [Member] | Equity Purchase Facility [Member]
Going Concern [Line Items]
Potential access				$ (100,000)
Maximum [Member] | Equity Purchase Facility [Member]
Going Concern [Line Items]
Potential access				$ (80,000)